Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 98.8%
Communication Services 2.5%
Entertainment 0.8%
Cinemark Holdings, Inc.	76,316	2,755,008
Media 1.7%
Sinclair Broadcast Group, Inc. "A"	119,751	6,422,246
Consumer Discretionary 14.8%
Auto Components 2.0%
Fox Factory Holding Corp.*	77,073	6,359,293
Tenneco, Inc. "A"	94,468	1,047,650
		7,406,943
Diversified Consumer Services 3.5%
Bright Horizons Family Solutions, Inc.*	29,751	4,488,533
K12, Inc.*	189,337	5,757,738
ServiceMaster Global Holdings, Inc.*	49,440	2,575,330
		12,821,601
Hotels, Restaurants & Leisure 1.5%
Hilton Grand Vacations, Inc.*	78,846	2,508,880
Jack in the Box, Inc.	38,892	3,165,420
		5,674,300
Household Durables 3.9%
Helen of Troy Ltd.*	44,687	5,835,676
iRobot Corp.* (a)	56,266	5,156,216
TopBuild Corp.*	42,279	3,499,010
		14,490,902
Internet & Direct Marketing Retail 0.4%
GrubHub, Inc.*	15,421	1,202,684
The Realreal, Inc.*	14,570	421,073
		1,623,757
Leisure Products 0.7%
YETI Holdings, Inc.* (a)	93,801	2,715,539
Specialty Retail 2.1%
Burlington Stores, Inc.*	13,872	2,360,321
Camping World Holdings, Inc. "A" (a)	167,599	2,081,579
The Children's Place, Inc. (a)	33,473	3,192,655
		7,634,555
Textiles, Apparel & Luxury Goods 0.7%
Carter's, Inc.	24,458	2,385,633
Consumer Staples 2.8%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	31,457	4,906,977
Household Products 1.5%
Church & Dwight Co., Inc.	44,299	3,236,485
Spectrum Brands Holdings, Inc.	43,726	2,351,147
		5,587,632
Energy 2.5%
Energy Equipment & Services 1.7%
Dril-Quip, Inc.*	85,669	4,112,112
SEACOR Marine Holdings, Inc.*	153,309	2,293,503
		6,405,615
Oil, Gas & Consumable Fuels 0.8%
California Resources Corp.* (a)	122,292	2,406,707
Contango Oil & Gas Co.*	229,476	399,288
		2,805,995
Financials 6.1%
Banks 3.0%
Eagle Bancorp., Inc.	54,707	2,961,290
South State Corp.	37,253	2,744,429
Synovus Financial Corp.	101,583	3,555,405
TriState Capital Holdings, Inc.*	84,962	1,813,089
		11,074,213
Capital Markets 1.2%
Affiliated Managers Group, Inc.	15,215	1,401,910
Moelis & Co. "A"	83,995	2,935,625
		4,337,535
Consumer Finance 0.6%
Green Dot Corp. "A"*	44,996	2,200,304
Insurance 1.3%
Progressive Corp.	62,689	5,010,732
Health Care 23.5%
Biotechnology 8.4%
Acceleron Pharma, Inc.*	23,613	970,022
Aimmune Therapeutics, Inc.*	105,833	2,203,443
Alkermes PLC*	36,429	821,110
Amicus Therapeutics, Inc.*	72,726	907,621
Arena Pharmaceuticals, Inc.*	44,221	2,592,677
Biohaven Pharmaceutical Holding Co., Ltd.*	30,366	1,329,727
BioMarin Pharmaceutical, Inc.*	50,016	4,283,870
Bluebird Bio, Inc.*	13,726	1,745,947
Blueprint Medicines Corp.*	22,404	2,113,369
Emergent BioSolutions, Inc.*	45,368	2,191,728
Genomic Health, Inc.*	18,468	1,074,284
Heron Therapeutics, Inc.*	137,437	2,554,954
Ligand Pharmaceuticals, Inc.*	16,371	1,868,750
Neurocrine Biosciences, Inc.*	31,623	2,669,930
Retrophin, Inc.*	168,012	3,375,361
Tocagen, Inc.*	55,602	371,421
		31,074,214
Health Care Equipment & Supplies 5.2%
Cardiovascular Systems, Inc.*	91,181	3,914,400
Globus Medical, Inc. "A"*	49,547	2,095,838
iRhythm Technologies, Inc.*	18,915	1,495,798
Masimo Corp.*	30,411	4,525,765
Merit Medical Systems, Inc.*	50,966	3,035,535
Natus Medical, Inc.*	80,982	2,080,428
Tandem Diabetes Care, Inc.*	33,156	2,139,225
		19,286,989
Health Care Providers & Services 6.4%
AMN Healthcare Services, Inc.*	102,667	5,569,685
BioScrip, Inc.*	1,502,704	3,907,030
Molina Healthcare, Inc.*	42,184	6,038,218
Providence Service Corp.*	79,546	4,561,167
RadNet, Inc.*	151,985	2,095,873
Tivity Health, Inc.*	92,156	1,515,045
		23,687,018
Health Care Technology 1.6%
HMS Holdings Corp.*	186,259	6,032,929
Pharmaceuticals 1.9%
ANI Pharmaceuticals, Inc.*	38,702	3,181,305
Avadel Pharmaceuticals PLC (ADR)* (a)	101,972	294,699
Pacira BioSciences, Inc.*	76,241	3,315,721
		6,791,725
Industrials 20.1%
Aerospace & Defense 2.1%
Ducommun, Inc.*	170,190	7,670,463
Building Products 1.3%
Masonite International Corp.*	88,216	4,647,219
Commercial Services & Supplies 4.2%
Advanced Disposal Services, Inc.*	203,442	6,491,834
MSA Safety, Inc.	27,007	2,846,268
The Brink's Co.	74,440	6,043,039
		15,381,141
Construction & Engineering 1.3%
MasTec, Inc.*	91,946	4,737,977
Electrical Equipment 2.0%
Allied Motion Technologies, Inc.	53,498	2,027,574
Thermon Group Holdings, Inc.*	214,716	5,507,466
		7,535,040
Machinery 3.2%
Chart Industries, Inc.*	50,416	3,875,982
Hillenbrand, Inc.	83,300	3,296,181
Hyster-Yale Materials Handling, Inc.	45,759	2,528,642
Kennametal, Inc.	57,262	2,118,122
		11,818,927
Professional Services 1.6%
Kforce, Inc.	133,921	4,699,288
Mistras Group, Inc.*	84,677	1,216,808
		5,916,096
Trading Companies & Distributors 4.4%
H&E Equipment Services, Inc.	163,637	4,760,201
Rush Enterprises, Inc. "A"	192,114	7,016,003
Titan Machinery, Inc.*	222,233	4,573,555
		16,349,759
Information Technology 20.2%
Communications Equipment 0.9%
Lumentum Holdings, Inc.*	59,930	3,200,861
Electronic Equipment, Instruments & Components 0.2%
Anixter International, Inc.*	10,885	649,944
IT Services 3.8%
MAXIMUS, Inc.	74,339	5,392,551
WEX, Inc.*	20,853	4,339,510
WNS Holdings Ltd. (ADR)*	72,516	4,292,947
		14,025,008
Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	42,567	2,395,245
Cabot Microelectronics Corp.	19,057	2,097,794
Cypress Semiconductor Corp.	78,875	1,754,180
Entegris, Inc.	82,862	3,092,410
Inphi Corp.*	48,878	2,448,788
		11,788,417
Software 12.1%
Agilysys, Inc.*	254,909	5,472,896
Aspen Technology, Inc.*	50,615	6,290,432
Cision Ltd.*	285,438	3,348,188
Cornerstone OnDemand, Inc.*	55,030	3,187,888
Envestnet, Inc.*	70,869	4,845,314
Five9, Inc.*	63,908	3,277,841
New Relic, Inc.*	18,103	1,566,091
Proofpoint, Inc.*	34,150	4,106,537
QAD, Inc. "A"	95,042	3,821,639
Tyler Technologies, Inc.*	16,857	3,641,449
Varonis Systems, Inc.*	84,500	5,233,930
		44,792,205
Materials 3.0%
Chemicals 0.8%
Trinseo SA	68,567	2,903,127
Construction Materials 1.1%
Eagle Materials, Inc.	43,066	3,992,218
Metals & Mining 1.1%
Cleveland-Cliffs, Inc. (a)	401,421	4,283,162
Real Estate 3.3%
Real Estate Investment Trusts (REITs)
Americold Realty Trust	93,507	3,031,497
Four Corners Property Trust, Inc.	77,435	2,116,299
National Storage Affiliates Trust	139,093	4,025,351
Urban Edge Properties	179,970	3,118,880
		12,292,027
Total Common Stocks (Cost $314,089,231)		365,115,953
Convertible Preferred Stocks 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $212,100)	2,121	304,960
Securities Lending Collateral 5.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (c) (d) (Cost $20,102,735)	20,102,735	20,102,735
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 2.40% (c) (Cost $5,479,170)	5,479,170	5,479,170
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $339,883,236)	105.8	391,002,818
Other Assets and Liabilities, Net	(5.8)	(21,515,001)
Net Assets	100.0	369,487,817

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Securities Lending Collateral 5.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.28% (c) (d)
14,396,697	5,706,038 (e)	—	—	—	280,240	—	20,102,735	20,102,735
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 2.40% (c)
4,682,903	41,046,523	40,250,256	—	—	151,486	—	5,479,170	5,479,170
19,079,600	46,752,561	40,250,256	—	—	431,726	—	25,581,905	25,581,905

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2019 amounted to $19,901,338, which is 5.4% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2019.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$365,115,953	$—	$—	$365,115,953
Convertible Preferred Stocks	—	—	304,960	304,960
Short-Term Investments (f)	25,581,905	—	—	25,581,905
Total	$390,697,858	$—	$304,960	$391,002,818

(f)	See Investment Portfolio for additional detailed categorizations.